Average Annual Total Returns{- Energy Portfolio} - 02.28 VIP Sector Funds Investor Combo PRO-20 - Energy Portfolio	VIP Energy Portfolio-Investor VIP Return Before Taxes Past 1 year	VIP Energy Portfolio-Investor VIP Return Before Taxes Past 5 years	VIP Energy Portfolio-Investor VIP Return Before Taxes Past 10 years	SP001 Past 1 year	SP001 Past 5 years	SP001 Past 10 years	F1509 Past 1 year	F1509 Past 5 years	F1509 Past 10 years
Total	(32.80%)	(6.22%)	(4.62%)	18.40%	15.22%	13.88%	(33.03%)	(5.75%)	(3.62%)